Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Estimated useful life				5 years
Equipment	$ 52,000	$ 52,000		$ 52,000	$ 52,000
Accumulated depreciation				$ 34,667	$ 24,267
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Depreciation		$ 532	$ 9,869
Company valuation				$ 85,000,000
Operating lease right of use asset	$ 98,371	98,371		98,371
Accounting Standards Update 2016-02 [Member]
Operating lease right of use asset	182,732	182,732		182,732
Operating lease liability	199,642	199,642		199,642
Deferred rent	$ 16,910	$ 16,910		$ 16,910